STOCKHOLDERS' EQUITY - Preferred Stock (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0